Debt, Lease Liabilities and Other Notes Payable (Details) $ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Oct. 03, 2019 MXN ($)	Jul. 31, 2019 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Oct. 31, 2017 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)	Dec. 31, 2010 MXN ($)
Debt, lease liabilities and other notes payable outstanding
Principal amount				$ 123,877,278
Senior notes due between 2025 and 2049
Debt, lease liabilities and other notes payable outstanding
Unsecured outstanding principal amount			$ 4,450	$ 11,000,000
Senior notes redemption price (as a percent)			101.00%
6.625% Senior Notes due 2025
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)			6.97%	6.97%
6.625% Senior notes 1 due 2025
Debt, lease liabilities and other notes payable outstanding
Unsecured outstanding principal amount			$ 400
Senior Notes priced at yield to maturity (as a percent)			98.081%
Debt instrument yield to maturity (as a percent)			6.802%
6.625% Senior notes 2 due 2025
Debt, lease liabilities and other notes payable outstanding
Unsecured outstanding principal amount			$ 200
Senior Notes priced at yield to maturity (as a percent)			98.632%
Debt instrument yield to maturity (as a percent)			6.787%
4.625% Senior Notes due 2026
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)			4.86%	4.86%
Senior Notes priced at yield to maturity (as a percent)			99.385%
Debt instrument yield to maturity (as a percent)			4.70%
8.50% Senior Notes due 2032
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)			8.94%	8.94%
Senior Notes priced at yield to maturity (as a percent)			99.431%
Debt instrument yield to maturity (as a percent)			8.553%
8.49% Senior Notes due 2037
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)			8.93%	8.93%
6.625% Senior Notes due 2040
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)			6.97%	6.97%
Senior Notes priced at yield to maturity (as a percent)			98.319%
Debt instrument yield to maturity (as a percent)			6.755%
7.25% Senior Notes due 2043
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)			7.62%	7.62%
Senior Notes priced at yield to maturity (as a percent)			99.733%
Debt instrument yield to maturity (as a percent)			7.27%
5% Senior Notes due 2045
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)			5.26%	5.26%
Senior Notes priced at yield to maturity (as a percent)			96.534%
Debt instrument yield to maturity (as a percent)			5.227%
6.125% Senior Notes due 2046
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)			6.44%	6.44%
Senior Notes priced at yield to maturity (as a percent)			99.677%
Debt instrument yield to maturity (as a percent)			6.147%
Senior Notes Due 2049
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)			5.52%	5.52%
Senior Notes priced at yield to maturity (as a percent)			98.588%
Debt instrument yield to maturity (as a percent)			5.345%
7.38% Notes due 2020
Debt, lease liabilities and other notes payable outstanding
Principal amount								$ 10,000,000
TIIE + 0.35% Notes due 2021
Debt, lease liabilities and other notes payable outstanding
Principal amount							$ 6,000,000
Number of days interest is payable			28 days
TIIE + 0.35% Notes due 2022
Debt, lease liabilities and other notes payable outstanding
Principal amount						$ 5,000,000
Number of days interest is payable			28 days
8.79% Notes due 2027
Debt, lease liabilities and other notes payable outstanding
Principal amount					$ 4,500,000
Notes due 2021 and 2022
Debt, lease liabilities and other notes payable outstanding
Prepayment of principal		$ 11,000,000
Notes due 2020
Debt, lease liabilities and other notes payable outstanding
Prepayment of principal	$ 10,000,000
TIIE | TIIE + 0.35% Notes due 2021
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)			0.35%	0.35%
TIIE | TIIE + 0.35% Notes due 2022
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)			0.35%	0.35%